Government Grants	6 Months Ended
Jun. 30, 2023
Government Grants [Abstract]
GOVERNMENT GRANTS

7 GOVERNMENT GRANTS

	(Unaudited)	(Audited)
	June 30, 2023	December 31, 2022
	USD	USD

At 1 January	1,535,229	209,843
Received during the year	(1,097,404)	(2,993,340)
Amount recognized in the statement of profit or loss	1,431,490	4,318,726
	1,869,315	1,535,229

	(Unaudited)	(Audited)
	June 30, 2023	December 31, 2022
	USD	USD

Current assets	2,441,735	2,055,978
Non-current liabilities	(547,590)	(498,460)
Current liabilities	(24,830)	(22,289)
	1,869,315	1,535,229

As of June 30, 2023 and December 31, 2022 the Group had a Accrued Government grants of USD 805,563 and USD 2,055,978 respectively. The accrued government grants are due from governmental entities not yet claimed. The government grants revenue recognized in the condensed interim consolidated statement of comprehensive income for the six-month period ended June 30, 2023 was USD 1,431,490 (USD 2,123,055 for the six-month period ended June 30, 2022).